Related Party Transactions	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares

On June 4, 2020, the Company issued 3,593,750 shares of common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000. On September 2, 2020, the Company declared a dividend of 0.16 shares for each outstanding share of common stock (an aggregate of 575,000 shares), resulting in an aggregate of 4,168,750 shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend.

The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or earlier if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Shares

Concurrently with the closing of the Initial Public Offering, the Sponsor purchased 533,500 Private Placement Shares, at a price of $10.00 per share, in a private placement for an aggregate purchase price of approximately $5.3 million. The Private Placement Shares are identical to the shares of common stock sold in the Initial Public Offering, subject to certain limited exceptions as described in Note 1.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the initial Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Initial Stockholders may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon consummation of the Business Combination into additional private placement shares at a conversion price of $10.00 per share. If the Company does not complete a Business Combination, the loans would not be repaid. Such private placement shares would be identical to the Private Placement Shares. However, in the Merger Agreement, we have covenanted not to enter into any such arrangements. Accordingly, to date, the Company had no borrowings under the Working Capital Loans.

Administrative Support Agreement

Commencing on September 2, 2020, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space and certain office and secretarial services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $30,000 of such expenses during the three months ended March 31, 2021. As of March 31, 2021, no amounts were payable related to this agreement.

Share Purchase Commitment

The Company’s Sponsor entered into an agreement to purchase an aggregate of at least 2,500,000 shares of common stock for an aggregate purchase price of $25.0 million, or $10.00 per share, prior to, concurrently with, or following the closing of the initial Business Combination in a private placement. The funds from such private placement may be used as part of the consideration to the sellers in the initial Business Combination, and any excess funds from such private placement may be used for working capital in the post-transaction company.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On June 4, 2020, the Company issued 3,593,750 shares of common stock to the Sponsor (the “Founder Shares”) for an aggregate purchase price of $25,000. On September 2, 2020, the Company declared a dividend of 0.16 shares for each outstanding share of common stock (an aggregate of 575,000 shares), resulting in an aggregate of 4,168,750 shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. The Sponsor agreed to forfeit up to an aggregate of 543,750 Founder Shares, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering, to the extent the underwriters’ over-allotment option was not exercised in full or in part. The underwriters fully exercised the over-allotment option on September 8, 2020; thus, these Founder Shares were no longer subject to forfeiture.

The Initial Stockholders agreed not to transfer, assign or sell any of their Founder Shares (except to certain permitted transferees) until the earlier of (i) one year after the date of the consummation of the Initial Business Combination or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or earlier if, subsequent to the Initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Shares

Concurrently with the closing of the Initial Public Offering, the Sponsor purchased 533,500 Private Placement Shares, at a price of $10.00 per share, in a private placement for an aggregate purchase price of approximately $5.3 million. The Private Placement Shares are identical to the shares of common stock sold in the Initial Public Offering, subject to certain limited exceptions as described in Note 1.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the Initial Business Combination.

Related Party Loans

On May 21, 2020 and June 10, 2020, the Sponsor agreed to loan the Company up to $25,025 and $274,975, respectively, for an aggregate amount of $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (each, a “Note” and, collectively, the “Notes”). The Notes were non-interest bearing, unsecured and due upon the date the Company consummated the Initial Public Offering. The Company borrowed approximately $127,000 under the Notes. The Company repaid the Notes in full on September 10, 2020.

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Stockholders may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the Initial Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon consummation of the Business Combination into additional private placement shares at a conversion price of $10.00 per share. If the Company does not complete a Business Combination, the loans would not be repaid. Such private placement shares would be identical to the Private Placement Shares. To date, the Company had no borrowings under the Working Capital Loans.

Administrative Support Agreement

Commencing on the date of the Company’s prospectus, the Company agreed to pay an affiliate of the Sponsor a total of $10,000 per month for office space and certain office and secretarial services. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from May 21, 2020 (inception) through December 31, 2020, the Company incurred $40,000 related to these services. As of December 31, 2020, no amounts were payable related to this agreement.

Share Purchase Commitment

The Company’s Sponsor entered into an agreement to purchase an aggregate of at least 2,500,000 shares of common stock for an aggregate purchase price of $25.0 million, or $10.00 per share, prior to, concurrently with, or following the closing of the Initial Business Combination in a private placement. The funds from such private placement may be used as part of the consideration to the sellers in the Initial Business Combination, and any excess funds from such private placement may be used for working capital in the post-transaction company.